UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-2260_

Value Line Larger Companies Fund, Inc.

(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2008

Date of reporting period: June 30, 2008

Item I. Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 6/30/08 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management, LLC (A Wholly-Owned Subsidiary of Value Line, Inc.) 220 East 42nd Street New York, NY 10017-5891

DISTRIBUTOR	Value Line Securities, Inc. 220 East 42nd Street New York, NY 10017-5891

CUSTODIAN BANK	State Street Bank and Trust Co. 225 Franklin Street Boston, MA 02110

SHAREHOLDER SERVICING AGENT	State Street Bank and Trust Co. c/o BFDS P.O. Box 219729 Kansas City, MO 64121-9729

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY 10017

LEGAL COUNSEL	Peter D. Lowenstein, Esq. 496 Valley Road Cos Cob, CT 06807-0272

DIRECTORS	John W. Chandler Frances T. Newton Francis C. Oakley David H. Porter Paul Craig Roberts Thomas T. Sarkany Nancy-Beth Sheerr

OFFICERS	Mitchell E. Appel President Howard A. Brecher Vice President and Secretary Stephen R. Anastasio Treasurer

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#541812

SEMI-ANNUAL REPORT

June 30, 2008

Value Line
Larger Companies
Fund, Inc.

EULAV Asset Management, LLC
(A Wholly-Owned Subsidiary of Value Line, Inc.)

Value Line Larger Companies Fund, Inc.

To Our Value Line Larger

To Our Shareholders (unaudited):

The Value Line Larger Companies Fund had a loss of 5.69% in the first six months of 2008, compared with an 11.91% loss for the S&P 500 Index.

The first half of 2008 was a difficult one as the equity market had to deal with a slowing economy along with a contraction in available credit, especially in the housing area. Corporate earnings fell mainly due to problems in the banking and consumer sectors. Demand from abroad for US goods remains one of the strengths of the domestic economy, given the weakening of the dollar over the past few years. Going forward, high energy prices, increasing mortgage defaults, and the upcoming election may keep the broader markets quite volatile.

The Value Line Larger Companies Fund generally invests in large-capitalized equities and in stocks that are ranked in the higher categories for price performance (Rank 1 and 2) over the next six to twelve months by the Value Line Timeliness Ranking System. The System favors stocks with strong price and earnings momentum relative to those of all other companies in the Value Line Investment Survey of approximately 1,700 stocks. Currently, the Fund has a significant weighting in the energy area. The Fund is also notably underweighted in the poorly performing financial sector due to the effects of a tightening credit environment.

As always, we appreciate your continued investment with Value Line.

Sincerely,

Jean Bernhard Buttner

August 5, 2008

(1)	The Standard & Poor’s 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

Value Line Larger Companies Fund, Inc.

Companies Fund Shareholders

Economic Observations (unaudited)

The recession that many feared would evolve in the first half of this year has yet to take hold, as the nation’s gross domestic product, rather than contracting, actually increased modestly during the initial two quarters. Moreover, this mildly positive pattern may continue in the third quarter, with the nation’s GDP growth, underpinned by further benefits from the federal government’s earlier stimulus program, stable interest rates, and a strong export market, likely staying in the 1.0%-2.0% range.

However, we think the recession may only have been postponed. In fact, there is a reasonable chance GDP will contract modestly during the final months of this year, as the benefits of the stimulus program wear off and the cumulative effect of high gasoline and heating oil costs help to dampen consumer discretionary spending. Moreover, in the absence of another fiscal stimulus package (in particular, a second round of rebates), any downturn in GDP probably would extend into the first part of 2009. Thereafter, growth should resume, assuming the recent decline in energy prices proves sustainable and the housing cycle bottoms out, as we expect.

Meanwhile, inflation is trending upward due to high energy, food, and commodity costs. Adequate supplies of raw materials, coupled with a prospective near-term deceleration in the economy, however, should help keep the costs of production under control, suggesting that a lessening in inflationary pressures may take hold next year. Thereafter, absent a stronger multi-year business up cycle than we now forecast, inflation should be held in check through the first part of the next decade.

Value Line Larger Companies Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 through June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/08	Ending account value 6/30/08	Expenses* paid during period 1/1/08 thru 6/30/08
Actual	$1,000.00	$943.10	$4.27
Hypothetical (5% return before expenses)	$1,000.00	$1,020.47	$4.44

*	Expenses are equal to the Fund’s annualized expense ratio of 0.88% multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line Larger Companies Fund, Inc.

Portfolio Highlights at June 30, 2008 (unaudited)

Ten Largest Holdings

Issue	Shares	Value	Percentage of Net Assets
Williams Companies, Inc. (The)	79,000	$3,184,490	1.15%
Petroleo Brasileiro S.A.—Petrobras ADR	44,000	$3,116,520	1.13%
Schlumberger Ltd.	29,000	$3,115,470	1.13%
Alcon, Inc.	19,000	$3,093,010	1.12%
Weatherford International Ltd.	62,000	$3,074,580	1.12%
Wal-Mart Stores, Inc.	54,000	$3,034,800	1.10%
Halliburton Co.	57,000	$3,024,990	1.10%
Gilead Sciences, Inc.	57,000	$3,018,150	1.09%
National-Oilwell Varco, Inc.	34,000	$3,016,480	1.09%
Praxair, Inc.	32,000	$3,015,680	1.09%

Asset Allocation — Percentage of Total Net Assets

Sector Weightings — Percentage of Total Investment Securities

Value Line Larger Companies Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (97.1%)
	ADVERTISING (1.0%)
60,000	Omnicom Group, Inc.	$2,692,800
	AEROSPACE/DEFENSE (3.7%)
34,000	General Dynamics Corp.	2,862,800
27,000	L-3 Communications Holdings, Inc.	2,453,490
24,000	Lockheed Martin Corp.	2,367,840
43,000	Raytheon Co.	2,420,040
		10,104,170
	BANK — MIDWEST (0.8%)
34,000	Northern Trust Corp.	2,331,380
	BIOTECHNOLOGY (0.9%)
33,000	Genentech, Inc. *	2,504,700
	CABLE TV (1.9%)
133,000	Comcast Corp. Class A	2,495,080
104,000	DIRECTV Group, Inc. (The) *	2,694,640
		5,189,720
	CANADIAN ENERGY (4.8%)
26,000	Canadian Natural Resources Ltd.	2,606,500
33,000	EnCana Corp.	3,000,690
49,000	Imperial Oil Ltd.	2,691,555
46,000	Petro-Canada	2,564,500
42,000	Suncor Energy, Inc.	2,441,040
		13,304,285
	CHEMICAL — BASIC (1.0%)
12,500	Potash Corporation of Saskatchewan, Inc.	2,857,125
	CHEMICAL — DIVERSIFIED (1.9%)
28,000	Air Products & Chemicals, Inc.	2,768,080
20,000	Monsanto Co.	2,528,800
		5,296,880
	CHEMICAL — SPECIALTY (2.1%)
19,000	Mosaic Co. (The) *	2,749,300
32,000	Praxair, Inc.	3,015,680
		5,764,980
	COMPUTER & PERIPHERALS (2.7%)
14,000	Apple, Inc. *	2,344,160
54,000	Hewlett-Packard Co.	2,387,340
23,500	International Business Machines Corp.	2,785,455
		7,516,955
	COMPUTER SOFTWARE & SERVICES (5.8%)
66,000	Accenture Ltd. Class A	$2,687,520
63,000	Infosys Technologies Ltd. ADR	2,731,460
135,000	Oracle Corp. *	2,835,000
79,000	Paychex, Inc.	2,471,120
54,000	SAP AG ADR	2,813,940
130,000	Symantec Corp. *	2,515,500
		16,054,540
	DIVERSIFIED COMPANIES (1.8%)
34,000	Danaher Corp.	2,628,200
40,000	United Technologies Corp.	2,468,000
		5,096,200
	DRUG (5.9%)
40,000	Biogen Idec, Inc. *	2,235,600
45,000	Celgene Corp. *	2,874,150
37,000	Genzyme Corp. *	2,664,740
57,000	Gilead Sciences, Inc. *	3,018,150
41,000	Novo Nordisk A/S ADR	2,706,000
60,000	Teva Pharmaceutical Industries Ltd. ADR	2,748,000
		16,246,640
	ELECTRICAL EQUIPMENT (1.8%)
105,000	Corning, Inc.	2,420,250
49,000	Emerson Electric Co.	2,423,050
		4,843,300
	ELECTRICAL UTILITY — CENTRAL (1.0%)
22,000	Entergy Corp.	2,637,395
	ENTERTAINMENT (1.0%)
88,000	Walt Disney Co. (The)	2,745,600
	ENVIRONMENTAL (1.0%)
74,000	Waste Management, Inc.	2,790,540
	FOOD PROCESSING (1.0%)
78,000	Archer-Daniels-Midland Co.	2,632,500
	GROCERY (1.0%)
93,000	Kroger Co. (The)	2,691,699
	INSURANCE — LIFE (1.0%)
44,000	AFLAC, Inc.	2,763,200
	INTERNET (2.8%)
37,000	Amazon.com, Inc. *	2,713,210
92,000	eBay, Inc. *	2,514,360

Value Line Larger Companies Fund, Inc.

June 30, 2008

Shares		Value
4,500	Google, Inc. Class A *	$2,368,890
		7,596,460
	MACHINERY (1.7%)
31,000	Caterpillar, Inc.	2,288,420
32,000	Deere & Co.	2,308,160
		4,596,580
	MEDICAL SUPPLIES (4.9%)
19,000	Alcon, Inc.	3,093,010
42,000	Baxter International, Inc.	2,685,480
32,000	Becton, Dickinson & Co.	2,601,600
51,000	Medtronic, Inc.	2,639,250
61,000	St. Jude Medical, Inc. *	2,493,680
		13,513,020
	METALS & MINING DIVERSIFIED (2.0%)
34,000	BHP Billiton Ltd. ADR	2,896,460
22,000	Freeport-McMoRan Copper & Gold, Inc.	2,578,180
		5,474,640
	NATURAL GAS — DIVERSIFIED (4.3%)
25,000	Devon Energy Corp.	3,004,000
21,000	EOG Resources, Inc.	2,755,200
79,000	Williams Companies, Inc. (The)	3,184,490
42,000	XTO Energy, Inc.	2,877,420
		11,821,110
	OILFIELD SERVICES/EQUIPMENT (7.3%)
32,000	Baker Hughes, Inc.	2,794,880
57,000	Halliburton Co.	3,024,990
34,000	National-Oilwell Varco, Inc. *	3,016,480
40,000	Noble Corp.	2,598,400
29,000	Schlumberger Ltd.	3,115,470
17,000	Transocean, Inc. *	2,590,630
62,000	Weatherford International Ltd. *	3,074,580
		20,215,430
	PETROLEUM — INTEGRATED (9.1%)
36,000	BP PLC ADR	2,504,520
45,000	Chesapeake Energy Corp.	2,968,200
29,000	Chevron Corp.	2,874,770
29,000	ConocoPhillips	2,737,310
31,000	Exxon Mobil Corp.	2,732,030
23,000	Hess Corp.	2,902,370
30,000	Occidental Petroleum Corp.	2,695,800
44,000	Petroleo Brasileiro S.A. — Petrobras ADR	$3,116,520
31,000	Total S.A. ADR	2,643,370
		25,174,890
	PETROLEUM — PRODUCING (1.0%)
20,000	Apache Corp.	2,780,000
	PHARMACY SERVICES (2.9%)
69,000	CVS Caremark Corp.	2,730,330
39,000	Express Scripts, Inc. *	2,446,080
58,000	Medco Health Solutions, Inc. *	2,737,600
		7,914,010
	PRECIOUS METALS (3.1%)
63,000	Barrick Gold Corp.	2,866,500
63,000	Goldcorp, Inc.	2,908,710
54,000	Newmont Mining Corp.	2,816,640
		8,591,850
	PRECISION INSTRUMENT (1.0%)
80,000	Agilent Technologies, Inc. *	2,843,200
	RAILROAD (3.7%)
25,000	Burlington Northern Santa Fe Corp.	2,497,250
40,000	CSX Corp.	2,512,400
42,000	Norfolk Southern Corp.	2,632,140
34,000	Union Pacific Corp.	2,567,000
		10,208,790
	RESTAURANT (0.9%)
43,000	McDonald’s Corp.	2,417,460
	RETAIL STORE (2.0%)
36,000	Costco Wholesale Corp.	2,525,040
54,000	Wal-Mart Stores, Inc.	3,034,800
		5,559,840
	SECURITIES BROKERAGE (1.0%)
139,000	Charles Schwab Corp. (The)	2,855,060
	SEMICONDUCTOR (1.8%)
115,000	Intel Corp.	2,470,200
225,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,454,750
		4,924,950

Value Line Larger Companies Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
	SHOE (0.9%)
42,000	NIKE, Inc. Class B	$2,503,620
	STEEL — GENERAL (0.9%)
34,000	Nucor Corp.	2,538,780
	TELECOMMUNICATION SERVICES (0.9%)
30,000	Telefonica S.A. ADR	2,387,400
	TELECOMMUNICATIONS EQUIPMENT (1.0%)
63,000	QUALCOMM, Inc.	2,795,310
	TOBACCO (0.8%)
34,000	British American Tobacco PLC ADR	2,354,500
	WIRELESS NETWORKING (1.0%)
22,500	Research In Motion Ltd. *	2,630,250
	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (97.1%) (Cost $243,568,300)	267,761,759

Principal Amount		Value
REPURCHASE AGREEMENTS (3.1%)
$4,400,000	With Morgan Stanley, 1.50%, dated 6/30/08, due 7/1/08, delivery value $4,400,183 (collateralized by $4,355,000 U.S. Treasury Notes 4.50%, due 2/15/09, with a value of $4,489,464)	$4,400,000
4,000,000	With State Street Bank & Trust, 1.05%, dated 6/30/08, due 7/1/08, delivery value $4,000,117 (collateralized by $4,120,000 U.S. Treasury Bills 2.10%, due 12/11/08, with a value of $4,080,961)	4,000,000
	TOTAL REPURCHASE AGREEMENTS (Cost $8,400,000)	8,400,000

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (–0.2%)		(440,555)

NET ASSETS (100%)		$275,721,204

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($275,721,204 ÷ 13,510,645 shares outstanding)		$20.41

*	Non-income producing.

ADR	American Depositary Receipt.

Value Line Larger Companies Fund, Inc.

June 30, 2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the six months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$267,761,759	—
Level 2—Other Significant Observable Inputs	8,400,000	—
Level 3—Significant Unobservable Inputs	—	—
Total	$276,161,759	—

*	Other financial instruments include futures, forwards and swap contracts.

For the period ending 6/30/08, there were no Level 3 investments.

Value Line Larger Companies Fund, Inc.

Statement of Assets and Liabilities
at June 30, 2008 (unaudited)

Assets:
Investment securities, at value (Cost—$243,568,300)	$267,761,759
Repurchase agreements (Cost—$8,400,000)	8,400,000
Cash	107,898
Receivable for securities sold	10,515,144
Interest and dividends receivable	190,650
Receivable for capital shares sold	60,754
Prepaid expenses	17,750
Total Assets	287,053,955

Liabilities:
Payable for securities purchased	10,948,215
Payable for capital shares repurchased	151,944
Accrued expenses:
Advisory fee	172,691
Directors’ fees and expenses	4,748
Other	55,153
Total Liabilities	11,332,751
Net Assets	$275,721,204

Net assets consist of:
Capital stock, at $1.00 par value (authorized 50,000,000, outstanding 13,510,645 shares)	$13,510,645
Additional paid-in capital	237,096,768
Undistributed net investment income	1,167,414
Accumulated net realized loss on investments	(246,960)
Net unrealized appreciation of investments and foreign currency translations	24,193,337
Net Assets	$275,721,204

Net Asset Value, Offering and Redemption Price per Outstanding Share ($275,721,204 ÷ 13,510,645 shares outstanding)	$20.41

Statement of Operations
for the Six Months Ended June 30, 2008 (unaudited)

Investment Income:
Dividends (net of foreign withholding tax of $79,348)	$1,940,492
Interest	88,305
Total Income	2,028,797

Expenses:
Advisory fee	1,041,555
Service and distribution plan fees	347,185
Transfer agent fees	57,104
Auditing and legal fees	40,090
Printing and postage	36,649
Custodian fees	20,102
Registration and filing fees	14,553
Directors’ fees and expenses	11,030
Other	8,702
Total Expenses Before Custody Credits and Fees Waived	1,576,970
Less: Service and Distribution Plan Fees Waived	(347,185)
Less: Custody Credits	(1,510)
Net Expenses	1,228,275
Net Investment Income	800,522

Net Realized and Unrealized Loss on Investments and Foreign Exchange Transactions:
Net Realized Loss	(2,607,162)
Change in Net Unrealized Appreciation/(Depreciation)	(15,451,678)
Net Realized Loss and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	(18,058,840)
Net Decrease in Net Assets from Operations	$(17,258,318)

See Notes to Financial Statements.

Value Line Larger Companies Fund, Inc.

Statement of Changes in Net Assets
for the Six Months Ended June 30, 2008 (unaudited) and for the Year Ended December 31, 2007

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Operations:
Net investment income	$800,522	$1,419,528
Net realized gain/(loss) on investments	(2,607,162)	31,896,256
Change in net unrealized appreciation/(depreciation)	(15,451,678)	10,294,235
Net increase/(decrease) in net assets from operations	(17,258,318)	43,610,019
Distributions to Shareholders:
Net investment income	—	(1,052,699)
Net realized gain from investment transactions	—	(36,383,707)
Total Distributions	—	(37,436,406)
Capital Share Transactions:
Proceeds from sale of shares	2,030,453	6,204,616
Proceeds from reinvestment of dividends and distributions to shareholders	—	35,539,354
Cost of shares repurchased	(13,242,558)	(42,327,435)
Net decrease in net assets from capital share transactions	(11,212,105)	(583,465)
Total Increase/(Decrease) in Net Assets	(28,470,423)	5,590,148
Net Assets:
Beginning of period	304,191,627	298,601,479
End of period	$275,721,204	$304,191,627
Undistributed net investment income, at end of period	$1,167,414	$366,892

See Notes to Financial Statements.

Value Line Larger Companies Fund, Inc.

Notes to Financial Statements (unaudited)

1.	Significant Accounting Policies

Value Line Larger Companies Fund, Inc. (the “Fund”) (formerly known as Value Line Leveraged Growth Investors, Inc.) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose sole investment objective is to realize capital growth.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A)    Security Valuation.    Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B)    Repurchase Agreements.    In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization, and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C)    Federal Income Taxes.    It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(D)    Security Transactions and Distributions.    Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E)    Foreign Currency Translation.    The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies

Value Line Larger Companies Fund, Inc.

June 30, 2008

are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/depreciation on investments.

(F)    Representations and Indemnifications.    In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(G)    Foreign Taxes.    The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

2.	Capital Share Transactions, Dividends and Distributions to Shareholders

Transactions in capital stock were as follows:

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Shares sold	99,860	267,460
Shares issued to shareholders in reinvestment of dividends and distributions	—	1,676,924
	99,860	1,944,384
Shares repurchased	(654,329)	(1,852,273)
Net increase/(decrease)	(554,469)	92,111
Dividends per share from net investment income	—	$0.0833
Distributions per share from net realized gains	—	$2.9189

3.	Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

Six Months Ended June 30, 2008 (unaudited)
Purchases:
Investment Securities	$186,910,342
Sales:
Investment Securities	$195,987,037

Value Line Larger Companies Fund, Inc.

Notes to Financial Statements (unaudited)	June 30, 2008

4.	Income Taxes (unaudited)

At June 30, 2008, information on the tax components of capital is as follows:

Cost of investment for tax purposes	$251,968,300
Gross tax unrealized appreciation	$31,768,938
Gross tax unrealized depreciation	(7,575,479)
Net tax unrealized appreciation on investments	$24,193,459

5.	Investment Advisory Fees, Service and Distribution Fees, and Transactions With Affiliates

An advisory fee of $1,041,555 was paid or payable to Value Line, Inc., the Fund’s investment adviser, (the “Adviser”), for the six months ended June 30, 2008. This was computed at the rate of 3/4 of 1% of the average daily net assets for the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the funds’ respective net assets. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the “Distributor”), a wholly-owned subsidiary of Value Line, Inc., in advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2008, fees amounting to $347,185, before fee waivers, were accrued under the Plan. Effective May 1, 2007 and 2008, the Distributor contractually agreed to waive the Fund’s 12b-1 fee for one year periods. For the six months ended June 30, 2008, the fees waived amounted to $347,185. The Distributor has no right to recoup prior waivers.

For the six months ended June 30, 2008, the Fund’s expenses were reduced by $1,510 under a custody credit arrangement with the custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan, owned 153,751 shares of the Fund’s capital stock, representing 1.14% of the outstanding shares at June 30, 2008. In addition, officers and directors of the Fund as a group owned 228 shares of the Fund, representing less than 1% of the outstanding shares.

6.	Borrowing Arrangement

Prior to September 22, 2006, the Fund had a line of credit agreement with State Street Bank and Trust (“SSBT”).

7.	Subsequent Event

On June 30, 2008, Value Line, Inc. reorganized its investment management division into EULAV Asset Management, LLC (“EULAV”), a newly formed, wholly-owned subsidiary. As part of the reorganization, each advisory agreement was transferred from Value Line, Inc. to EULAV and EULAV replaced Value Line, Inc. as the Fund’s investment adviser. The portfolio managers, who are now employees of EULAV, have not changed as a result of the reorganization.

Value Line Larger Companies Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

			Years Ended December 31,
	Six Months Ended June 30, 2008 (unaudited)		2007		2006		2005	2004	2003
Net asset value, beginning of period	$21.63		$21.37		$22.24		$25.53	$27.96	$27.68
Income/(loss) from investment operations:
Net investment income/(loss)	0.06		0.11		(0.02)		(0.15)	(0.10)	(0.07)
Net gains or (losses) on securities (both realized and unrealized)	(1.28)		3.15		2.55		2.82	2.51	4.34
Total from investment operations	(1.22)		3.26		2.53		2.67	2.41	4.27
Less distributions:
Dividends from net investment income	—		(0.08)		—		—	—	—
Distributions from net realized gains	—		(2.92)		(3.40)		(5.96)	(4.84)	(3.99)
Total distributions	—		(3.00)		(3.40)		(5.96)	(4.84)	(3.99)
Net asset value, end of period	$20.41		$21.63		$21.37		$22.24	$25.53	$27.96
Total return	(5.69	)%(1)	15.55%		11.31%		10.28%	8.64%	15.60%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$275,721		$304,192		$298,601		$300,411	$318,600	$342,162
Ratio of expenses to average net assets (including interest expense)(2)	1.14	%(4)(6)	1.13	%(4)	1.30	%(4)	1.19%	1.16%	1.15%
Ratio of expenses to average net assets (excluding interest expense)(3)	1.14	%(5)(6)	1.13	%(5)	1.17	%(5)	1.16%	1.15%	1.15%
Ratio of net investment income/(loss) to average net assets	0.58	%(6)	0.47%		(0.11)%		(0.67)%	(0.39)%	(0.24)%
Portfolio turnover rate	69	%(1)	112%		203%		218%	200%	110%

(1)	Not annualized.

(2)	Ratio reflects expenses grossed up for the custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been 1.13% (annualized) for the six months ended June 30, 2008, 1.29% for the year ended December 31, 2006 and would not have changed for the other periods shown.

(3)	Ratio reflects expenses grossed up for the custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been 1.13% (annualized) for the six months ended June 30, 2008, and would not have changed for the other periods shown.

(4)	Ratio reflects expenses grossed up for the waiver of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets, net of the fee waiver, but exclusive of the custody credit arrangement, would have been 0.89% (annualized) for the six months ended June 30, 2008, 0.88% for the year ended December 31, 2007 and 1.21% for the year ended December 31, 2006.

(5)	Ratio reflects expenses grossed up for the waiver of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets, net of the fee waiver, but exclusive of the custody credit arrangement, would have been 0.89% (annualized) for the six months ended June 30, 2008, 0.88% for the year ended December 31, 2007 and 1.09% for the year ended December 31, 2006.

(6)	Annualized.

See Notes to Financial Statements.

Value Line Larger Companies Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory
Agreement for Value Line Larger Companies Fund, Inc. (unaudited)

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Directors, including a majority of Directors who are not interested persons of the Value Line Larger Companies Fund, Inc. (the “Fund”), as that term is defined in the 1940 Act (the “Independent Directors”), annually to consider the investment advisory agreement (the “Agreement”) between the Fund and its investment adviser, Value Line, Inc.1 (“Value Line”). As required by the 1940 Act, the Board requested and Value Line provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the non-Independent Director of the Fund and any officers of Value Line. In selecting Value Line and approving the continuance of the Agreement, the Independent Directors relied upon the assistance of counsel to the Independent Directors.

Both in the meetings which specifically addressed the approval of the Agreement and at other meetings held during the course of the year, the Board, including the Independent Directors, received materials relating to Value Line’s investment and management services under the Agreement. These materials included information on (i) the investment performance of the Fund, compared to a peer group of funds consisting of the Fund and all retail multi-cap growth funds regardless of asset size or primary channel of distribution (the “Performance Universe”), and its benchmark index, each as classified by Lipper Inc., an independent evaluation service (“Lipper”); (ii) sales and redemption data with respect to the Fund; (iii) the general investment outlook in the markets in which the Fund invests; (iv) arrangements with respect to the distribution of the Fund’s shares; (v) the allocation of the Fund’s brokerage (none of which was effected through any affiliate of Value Line); and (vi) the overall nature, quality and extent of services provided by Value Line.

As part of the review of the continuance of the Agreement, the Board requested, and Value Line provided, additional information in order to evaluate the quality of Value Line’s services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Directors reviewed information, which included data comparing: (i) the Fund’s management fee rate, transfer agent and custodian fee rates, service fee (including 12b-1 fees) rates, and the rate of the Fund’s other non-management fees, to those incurred by a peer group of funds consisting of the Fund and 10 other retail no-load multi-cap growth funds, as selected objectively by Lipper (“Expense Group”), and a peer group of funds consisting of the Fund, the Expense Group and all other retail no-load multi-cap growth funds (excluding outliers), as selected objectively by Lipper (“Expense Universe”); (ii) the Fund’s expense ratio to those of its Expense Group and Expense Universe; and (iii) the Fund’s investment performance over various time periods to the average performance of the Performance Universe as well as the Lipper Multi-Cap Growth Index (the “Lipper Index”). In the separate executive session, the Independent Directors also reviewed information regarding: (a) Value Line’s financial results and condition, including Value Line’s and certain of its affiliates’ profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (b) the Fund’s current investment management staffing; and (c) the Fund’s potential for achieving economies of scale. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Expense Group, the Expense Universe and the Performance Universe to prepare its information.

[1]	On June 30, 2008, Value Line, Inc., the Fund’s former investment adviser, reorganized its investment management division into EULAV Asset Management, LLC, a newly formed wholly-owned subsidiary located at 220 East 42nd Street, New York, NY 10017. As part of the reorganization, the Fund’s investment advisory agreement was transferred from Value Line to EULAV and EULAV replaced Value Line as the Fund’s investment adviser. Value Line, Inc. is referred to as the investment adviser in this document because at the time of the meeting of the Board of Directors discussed herein Value Line, Inc. remained the Fund’s investment adviser.

Value Line Larger Companies Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory
Agreement for Value Line Larger Companies Fund, Inc. (unaudited)

The following summarizes matters considered by the Board in connection with its renewal of the Agreement. However, the Board did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Investment Performance. The Board reviewed the Fund’s overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that the Fund’s performance for the one-year and three-year periods ended December 31, 2007 was above the average performance of the Performance Universe and above the performance of the Lipper Index, however the Fund’s performance for the five-year period ended December 31, 2007 was below the average performance of the Performance Universe and the performance of the Lipper Index. The Board also noted that the Fund’s performance for the ten-year period ended December 31, 2007 was slightly above the performance of the Lipper Index and slightly below the average performance of the Performance Universe.

Value Line’s Personnel and Methods. The Board reviewed the background of the portfolio manager responsible for the daily management of the Fund’s portfolio, seeking to achieve the Fund’s investment objective and adhering to the Fund’s investment strategy. The Independent Directors also engaged in discussions with Value Line’s senior management responsible for the overall functioning of the Fund’s investment operations. Based on this review, the Board concluded that the Fund’s management team and Value Line’s overall resources were well developed and that Value Line had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee and Expenses. The Board considered Value Line’s fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Fund’s management fee rate for the most recent fiscal year was slightly lower than the Expense Group average and the Expense Universe average. Based on these factors, the Board determined that the Fund’s management fee rate payable to Value Line under the Agreement does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the management fee rate under the Agreement is fair and reasonable.

The Board also considered the Fund’s total expense ratio relative to its Expense Group and Expense Universe averages. The Board noted that, effective August 31, 2006, Value Line Securities, Inc., the Fund’s principal underwriter, voluntarily agreed to waive all of the Fund’s Rule 12b-1 fee, effectively reducing the Fund’s Rule 12b-1 fee rate from 0.25% to 0.00% of the Fund’s average daily net assets. The Board also noted that Value Line Securities, Inc. contractually agreed to waive all of the Fund’s Rule 12b-1 fee for a one-year period ended April 30, 2008 so that it could not be changed without the Board’s approval during the contractual waiver period, and that Value Line Securities, Inc. has agreed to extend this contractual 12b-1 fee waiver through April 30, 2009. As a result of this contractual Rule 12b-1 fee waiver, the Board noted that the Fund’s total expense ratio (after giving effect to this waiver) was less than that of both the Expense Group average and the Expense Universe average and concluded that the average expense ratio was satisfactory for the purpose of approving the continuance of the Agreement for the coming year.

Value Line Larger Companies Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory
Agreement for Value Line Larger Companies Fund, Inc. (unaudited)

Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of other services provided by Value Line and its affiliate, Value Line Securities, Inc., the Fund’s principal underwriter. At meetings held throughout the year, the Board reviewed the effectiveness of Value Line’s overall compliance program, as well as the services provided by Value Line Securities, Inc. The Board also reviewed the services provided by Value Line and its affiliate in supervising third party service providers. Based on this review, the Board concluded that the nature, quality, cost and extent of such other services provided by Value Line and its affiliate were satisfactory, reliable and beneficial to the Fund’s shareholders.

Profitability. The Board considered the level of Value Line’s profits with respect to the management of the Fund, including the impact of certain actions taken during prior years. These actions included Value Line’s review of its methodology in allocating certain of its costs to the management of each fund, Value Line’s reduction (voluntary in some instances and contractual in other instances) of management and/or Rule 12b-1 fees for certain funds, Value Line’s termination of the use of soft dollar research, and the cessation of trading through its affiliate, Value Line Securities, Inc. Based on a review of these actions and Value Line’s overall profitability, the Board concluded that Value Line’s profits from management of the Fund, including the financial results derived from the Fund, were within a range the Board considered reasonable.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by Value Line and its affiliates from their association with the Fund. The Board concluded that potential “fall-out” benefits that Value Line and its affiliates may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Fund.

Economies of Scale. The Board noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and the addition of break points was determined not to be necessary at this time.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by Value Line and its Affiliates. In addition to comparing the Fund’s management fee rate to unaffiliated mutual funds included in the Fund’s Expense Group and Expense Universe, the Board was informed by Value Line that Value Line and its affiliates do not manage any investment companies comparable to the Fund.

Conclusion. The Board, in light of Value Line’s overall performance, considered it appropriate to continue to retain Value Line as the Fund’s investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Board concluded that the Fund’s Agreement is fair and reasonable and voted to approve the continuation of the Agreement for another year.

Value Line Larger Companies Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Thomas T. Sarkany Age 62	Director	Since 2008	Mutual Fund Marketing Director of Value Line Securities, Inc. (the “Distributor”).	None
Non-Interested Directors
John W. Chandler 116 North Hemlock Lane Williamstown, MA 01267 Age 84	Director (Lead Independent Director since 2007)	Since 1991	Consultant, Academic Search Consultation Service, Inc. (1994–2004); Trustee Emeritus and Chairman (1993–1994) of the Board of Trustees of Duke University; President Emeritus, Williams College.	None
Frances T. Newton 4921 Buckingham Drive Charlotte, NC 28209 Age 66	Director	Since 2000	Retired. Customer Support Analyst, Duke Power Company, until 2007.	None
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 76	Director	Since 2000
Professor of History, Williams College, (1961 to 2002). Professor Emeritus since 2002. President Emeritus since 1994 and President, (1985–1994); Chairman (1993–1997) and Interim President (2002–2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 72	Director	Since 1997	Visiting Professor of Classics, Williams College, since 1999; President Emeritus, Skidmore College since 1999 and President, (1987–1998).	None
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 68	Director	Since 1983	Chairman, Institute for Political Economy.	None

Value Line Larger Companies Fund, Inc.

Management of the Fund

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 58	Director	Since 1996	Senior Financial Advisor, Veritable L.P. (Investment Adviser) since 2004; Senior Financial Advisor, Hawthorn, (2001–2004).	None
Officers
Mitchell E. Appel Age 37	President	Since 2008
President of each of the 14 Value Line Funds since June 2008; Chief Financial Officer of Value Line since April 2008 and from September 2005 to November 2007; Treasurer from June 2005 to September 2005; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial officer of Circle Trust Company from 2003 through May 2005; Chief Financial Officer of the Distributor since April 2008.

Howard A. Brecher Age 54	Vice President and Secretary	Since 2008
Vice President and Secretary of each of the 14 Value Line Funds since June 2008; Vice President, Secretary and a Director of Value Line; Vice President of the Distributor and Secretary since June 2008; Vice President, Secretary, Treasurer, General Counsel and a Director of Arnold Bernhard & Co., Inc.

Stephen R. Anastasio Age 49	Treasurer	Since 2005 .	Treasurer of each of the 14 Value Line Funds since 2005; Treasurer of Value Line since 2005; Chief Financial Officer of Value Line, (2003-2005).

*	Mr. Sarkany is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Distributor.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s directors and is available, without charge, upon request by calling 1-800-243-2729.

Value Line Larger Companies Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line Larger Companies Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — The Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am–5pm CST, Monday–Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)

The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	September 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date: September 3, 2008